Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Intangible assets
Beginning Balance	€ 146.4	€ 46.8
Ending Balance	146.4	146.4	€ 46.8
Landing rights
Intangible assets
Beginning Balance	146.4	46.8	46.8
Acquisition through business combinations		99.6
Ending Balance	146.4	€ 146.4	€ 46.8
Impairment of intangible assets	€ 0.0
Discounted cash-flow projections period	20 years
Estimated discount rate applicable	9.00%	6.00%	6.00%